Energy Infrastructure Assets (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
Summary of Reconciliation of Changes In Carrying Amount of Energy Infrastructure Assets

A reconciliation of the changes in the carrying amount of EI assets was as follows:

December 31,	2024	2023

Cost
Balance, January 1	$1,142	$1,129
Additions	59	90
Disposals[1]	(119)	(70)
Currency translation effects	(23)	(7)

Total cost	$1,059	$1,142

Accumulated depreciation
Balance, January 1	$(278)	$(215)
Depreciation charge	(111)	(127)
Impairment	(1)	(1)
Disposals[1]	27	53
Currency translation effects	17	12

Total accumulated depreciation	$(346)	$(278)
Net book value	$713	$864

[1] During the first quarter of 2024, disposals include the conversion of a BOOM asset, which was previously accounted for as an operating lease, to a finance lease as a result of a contract modification.

Summary of Maturity Analysis of Finance Lease Receivable

The value of the EI assets – finance leases receivable were comprised of the following:

	Minimum lease payments and unguaranteed residual value			Present value of minimum lease payments and unguaranteed residual value
	December 31, 2024	December 31, 2023	January 1, 2023	December 31, 2024	December 31, 2023	January 1, 2023

Less than one year	$49	$46	$54	$49	$43	$44

Between one and five years	188	129	145	145	106	110

Greater than five years	54	90	107	44	55	63

	$291	$265	$306	$238	$204	$217

Less: Unearned interest revenue	(53)	(61)	(89)	-	-	-

Closing balance	$238	$204	$217	$238	$204	$217

December 31,	2024	2023

Opening balance	$204	$217
Additions[1]	87	48
Interest revenue	22	23
Payments (principal and interest)	(73)	(59)
Derecognition on disposal	-	(24)
Other	(2)	(2)
Currency translation effects	-	1

Closing balance	$238	$204

[1] During the first quarter of 2024, additions included the conversion of a BOOM asset, which was previously accounted for as an operating lease, to a finance lease as a result of a contract modification.